Goodwill, Changes in Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, beginning of period	$ 984.7	[1],[2]	$ 954.1	[1]
Goodwill acquired	46.2	[1]	39.8	[1]
Currency and other impacts	10.4	[1]	(9.2)	[1]
Goodwill, end of period	1,041.3	[1],[2]	984.7	[1],[2]
Accumulated impairment loss	513.4		513.4		513.4
United States [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					451.7
Goodwill, end of period	504.0		503.8		451.7
Americas [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	461.8	[3]	465.5	[3]
Goodwill acquired	4.8	[3]	0	[3]
Currency and other impacts	0.5	[3]	(3.7)	[3]
Goodwill, end of period	467.1	[3]	461.8	[3]
Americas [Member] | United States [Member]
Goodwill [Roll Forward]
Goodwill, end of period	448.5		448.3
Southern Europe [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	59.5	[4]	33.1	[4]
Goodwill acquired	41.4	[4]	26.8	[4]
Currency and other impacts	2.4	[4]	(0.4)	[4]
Goodwill, end of period	103.3	[4]	59.5	[4]
France [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					15.8
Goodwill, end of period	83.8		42.1		15.8
Italy [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					4.6
Goodwill, end of period	5.5		5.4		4.6
Northern Europe [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	260.7		265.1
Goodwill acquired	0		0
Currency and other impacts	10.0		(4.4)
Goodwill, end of period	270.7		260.7
APME [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	77.5		64.9
Goodwill acquired	0		13.0
Currency and other impacts	(4.3)		(0.4)
Goodwill, end of period	73.2		77.5
Right Management [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	60.3		60.6
Goodwill acquired	0		0
Currency and other impacts	1.8		(0.3)
Goodwill, end of period	62.1		60.3
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	64.9	[1],[5]	64.9	[1],[5]
Goodwill acquired	0	[1],[5]	0	[1],[5]
Currency and other impacts	0	[1],[5]	0	[1],[5]
Goodwill, end of period	64.9	[1],[5]	64.9	[1],[5]
Jefferson Wells [Member]
Goodwill [Roll Forward]
Goodwill, end of period	$ 55.5

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.
[3]	Balances related to United States were $451.7, $448.3 and $448.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.
[4]	Balances related to France were $15.8, $42.1 and $83.8 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively. Balances related to Italy were $4.6, $5.4 and $5.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.
[5]	The majority of the Corporate balance as of December 31, 2012 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.